Dividends on Ordinary Shares	6 Months Ended
Jun. 30, 2022
Dividends On Ordinary Shares [Abstract]
Dividends on Ordinary Shares	7. DIVIDENDS ON ORDINARY SHARES £397m interim dividend was declared on the Company’s ordinary shares in issue (H121: £nil).